BORROWINGS - Repayments of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 499,985	$ 279,463
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense included in minimum lease payments	526
Minimum finance lease payments payable, at present value	5,712
Borrowings	5,712	$ 8,817
Finance lease liabilities | 2019
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	1,627
Finance lease liabilities | 2020
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	839
Finance lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	688
Finance lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	2,914
Finance lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	136
Finance lease liabilities | Thereafter
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	34
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	501,414
Finance lease liabilities | Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	6,238
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	501,414
Other borrowings | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	12,948
Other borrowings | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	13,631
Other borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	17,006
Other borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	18,780
Other borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	188,223
Other borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 250,826